PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31,
	2013	2014
	$	$

Buildings	193,651,543	214,327,475
Plant and machinery	895,418,208	991,407,500
Solar energy projects	51,681,954	324,703,525
Motor vehicles	3,459,925	3,753,834
Electronic equipment, furniture and fixtures	104,751,785	111,238,698
	1,248,963,415	1,645,431,032
Less: Accumulated depreciation	(413,829,203)	(517,481,282)
	835,134,212	1,127,949,750
Construction in progress	54,618,397	125,592,941
Property, plant and equipment, net	889,752,609	1,253,542,691